Trade and other receivables	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Trade and other receivables

Note 10  Trade and other receivables

The trade and other receivables are detailed as follows:

	As of December 31, 2023		As of December 31, 2022
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Chile operating segment	230,066,689	–	219,233,148	–
International business operating segment	96,340,285	–	95,454,996	–
Wines operating segment	61,262,042	–	64,529,473	–
Total commercial debtors	387,669,016	–	379,217,617	–
Impairment loss estimate	(7,751,305)	–	(5,689,741)	–
Total commercial debtors - net	379,917,711	–	373,527,876	–
Others accounts receivables	66,569,042	3,313,742	71,735,660	3,941,760
Total other accounts receivable	66,569,042	3,313,742	71,735,660	3,941,760
Total	446,486,753	3,313,742	445,263,536	3,941,760

The Company’s accounts receivable are denominated in the following currencies:

	As of December 31, 2023	As of December 31, 2022
	ThCh$	ThCh$
Chilean Peso	291,976,889	282,513,670
Argentine Peso	78,019,455	84,117,884
US Dollar	43,734,334	48,620,961
Euro	8,114,465	9,337,050
Unidad de Fomento	2,261,531	2,159,295
Uruguayan Peso	6,514,410	6,786,253
Paraguayan Guarani	13,996,752	11,971,053
Bolivian	2,856,786	1,800,775
Others currencies	2,325,873	1,898,355
Total	449,800,495	449,205,296

The detail of the accounts receivable maturities as of December 31, 2023, is detailed as follows:

	Total	Current balance	Overdue balances
			0 to 3 months	3 to 6 months	6 to 12 months	More than 12 months
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile operating segment	230,066,689	222,098,388	4,396,221	959,644	1,210,305	1,402,131
International business operating segment	96,340,285	89,730,464	5,177,374	433,352	405,212	593,883
Wines operating segment	61,262,042	57,181,716	3,858,399	62,884	121,455	37,588
Total commercial debtors	387,669,016	369,010,568	13,431,994	1,455,880	1,736,972	2,033,602
Impairment loss estimate	(7,751,305)	(2,393,058)	(1,385,596)	(600,340)	(1,338,709)	(2,033,602)
Total commercial debtors - net	379,917,711	366,617,510	12,046,398	855,540	398,263	–
Others accounts receivables	66,569,042	66,302,808	129,211	109,481	5,253	22,289
Total other accounts receivable	66,569,042	66,302,808	129,211	109,481	5,253	22,289
Total current	446,486,753	432,920,318	12,175,609	965,021	403,516	22,289
Others accounts receivables	3,313,742	3,313,742	–	–	–	–
Total non-current	3,313,742	3,313,742	–	–	–	–

The detail of the accounts receivable maturities as of December 31, 2022 is detailed as follows:

	Total	Current balance	Overdue balances
			0 to 3 months	3 to 6 months	6 to 12 months	More than 12 months
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile operating segment	219,233,148	213,862,500	2,805,528	870,442	1,162,551	532,127
International business operating segment	95,454,996	88,876,236	5,677,849	317,765	98,762	484,384
Wines operating segment	64,529,473	57,781,459	6,379,416	225,394	94,989	48,215
Total commercial debtors	379,217,617	360,520,195	14,862,793	1,413,601	1,356,302	1,064,726
Impairment loss estimate	(5,689,741)	(2,842,752)	(711,757)	(501,800)	(737,507)	(895,925)
Total commercial debtors - net	373,527,876	357,677,443	14,151,036	911,801	618,795	168,801
Others accounts receivables	71,735,660	71,433,620	81,332	206,788	–	13,920
Total other accounts receivable	71,735,660	71,433,620	81,332	206,788	–	13,920
Total current	445,263,536	429,111,063	14,232,368	1,118,589	618,795	182,721
Others accounts receivables	3,941,760	3,941,760	–	–	–	–
Total non-current	3,941,760	3,941,760	–	–	–	–

The Company markets its products through wholesale customers, retail and supermarket chains. As of December 31, 2023, the accounts receivable from the three most important supermarket chains in Chile and Argentina represent 32% (26% as of December 31, 2022) of the total accounts receivable.

As indicated in the Risk management note (See Note 5 - Risk administration), for Credit Risk purposes, the Company acquires credit insurance policies to cover approximately 90% of the significant accounts receivable balances domestic and export, respectively, of the total of the account receivables.

The general criteria for the determination of the provision for impairment has been established in the framework of IFRS 9, which requires analyzing the behavior of the client portfolio in the long term in order to generate an expected credit loss index by tranches based on the age of the portfolio. This analysis delivered the following results for the Company:

	As of December 31, 2023			As of December 31, 2022
	Credit loss rate	Total carrying amount	Impairment provision	Credit loss rate	Total carrying amount	Impairment provision
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Up to date	0.08%	435,313,376	(2,393,058)	0.14%	431,953,815	(2,842,752)
0 to 3 months	19.50%	13,561,205	(1,385,596)	8.42%	14,944,125	(711,757)
3 to 6 months	64.05%	1,565,361	(600,340)	46.50%	1,620,389	(501,800)
6 to 12 months	100.00%	1,742,225	(1,338,709)	100.00%	1,356,302	(737,507)
More than 12 months	100.00%	2,055,891	(2,033,602)	100.00%	1,078,646	(895,925)
Total		454,238,058	(7,751,305)		450,953,277	(5,689,741)

The percentage of impairment determined for the portfolio in each court may differ from the direct application of the previously presented parameters because these percentages are applied to the uncovered portfolio of credit insurance that the Company takes. Past due balances over 6 months and for which no estimates have been made for impairment losses, correspond mainly to items protected by credit insurance. Additionally, there are expired amounts in this stretch, which according to the policy, partial losses due to impairment are estimated based on an individual case-by-case analysis.

For the above mentioned, management estimates that it does not require establishing allowances for further impairment, in addition to those already constituted based on an aging analysis of these balances.

The write-offs of our doubtful clients are once all pre-trial and judicial, efforts have been made and exhausted all means of payment, with the proper demonstration of the insolvency of customers. This process of write off normally takes more than 1 year.

The movement of the impairment losses provision for accounts receivable is as follows:

	As of December 31, 2023	As of December 31, 2022	As of December 31, 2021
	ThCh$	ThCh$	ThCh$
Balance at the beginning of year	(5,689,741)	(5,820,206)	(6,323,298)
Estimate of expected credit losses up 12 months	(4,135,572)	(1,091,053)	(1,846,559)
Estimate of expected credit losses longer than 12 months	(74,250)	(31,800)	(33,501)
Impairment provision of accounts receivable	(4,209,822)	(1,122,853)	(1,880,060)
Uncollectible accounts	1,025,786	478,548	1,995,725
Add back of unused provisions	102,200	204,012	476,246
Effect of translation into presentation currency	1,020,272	570,758	(88,819)
Total	(7,751,305)	(5,689,741)	(5,820,206)